Intangible Assets - Amortization expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets details 2 [abstract]
Inventories and cost of products and services sold	R$ 11,183	R$ 15,044	R$ 2,165
Selling and marketing	3,872	8,920	11,689
General and administrative	105,437	75,370	57,369
Total, amortization	R$ 120,492	R$ 99,334	R$ 71,223